Property And Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 16.3	$ 5.1
Closing inventories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	0.7	0.4
Selling, general and administrative expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	4.1	1.2
Selling, general and administrative expense [member] | Closing inventories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	11.9	3.7
Selling, general and administrative expense [member] | Closing inventories [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 0.5	$ 0.1